Schedule of Carrying Value of Trust Assets, Including Unrealized Gains or Losses (Detail) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Jul. 31, 2017	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Investments held in Rabbi Trust at fair value	[1]	$ 45	$ 8,908
Unrealized gains in fair value of trust assets			256
Obligations under the supplemental plan		$ 23,797	$ 32,508
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Investments held in Rabbi Trust at fair value					$ 8,759
Unrealized gains in fair value of trust assets				$ 82	(95)
Obligations under the supplemental plan					$ 29,108

[1]	Tidewater converted substantially all investments held in the rabbi trust to cash to fund a lump sum benefit to the former CEO in May 2018. Refer to Note (6) for more information regarding this payment.